Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	3 Months Ended	12 Months Ended
	May 02, 2009	Apr. 30, 2011	May 01, 2010	Jan. 31, 2009
Consolidated Statements of Operations
Sales	$ 1,105,152	$ 6,998,565	$ 5,807,754	$ 5,121,804
Cost of sales and occupancy	773,491	5,205,712	4,131,009	3,540,596
Gross profit	331,661	1,792,853	1,676,745	1,581,208
Selling and administrative expenses	286,554	1,629,384	1,392,207	1,251,524
Depreciation and amortization	45,879	228,647	207,774	173,557
Pre-opening expenses	2,472	81	3,518	12,796
Operating profit (loss)	(3,244)	(65,259)	73,246	143,331
Interest income (expense), net and amortization of deferred financing fees	(199)	(57,350)	(28,237)	(2,344)
Earnings (loss) from continuing operations before taxes	(3,443)	(122,609)	45,009	140,987
Income taxes	(1,374)	(48,652)	8,365	55,591
Earnings (loss) from continuing operations (net of income tax)	(2,069)	(73,957)	36,644	85,396
Earnings (loss) from discontinued operations (net of income tax)	(654)			(9,506)
Net earnings (loss)	(2,723)	(73,957)	36,644	75,890
Net loss attributable to noncontrolling interests	30	37	32	30
Net earnings (loss) attributable to Barnes & Noble, Inc.	(2,693)	(73,920)	36,676	75,920
Earnings (loss) attributable to Barnes & Noble, Inc.
Earnings (loss) from continuing operations	(2,069)	(73,957)	36,644	85,396
Less loss attributable to noncontrolling interests	30	37	32	30
Net earnings (loss) from continuing operations attributable to Barnes & Noble, Inc.	$ (2,039)	$ (73,920)	$ 36,676	$ 85,426
Basic earnings per common share
Earnings (loss) from continuing operations attributable to Barnes & Noble, Inc.	$ (0.04)	$ (1.31)	$ 0.64	$ 1.50
Earnings (loss) from discontinued operations attributable to Barnes & Noble, Inc.	$ (0.01)			$ (0.17)
Net earnings (loss) attributable to Barnes & Noble, Inc	$ (0.05)	$ (1.31)	$ 0.64	$ 1.33
Diluted earnings per common share
Earnings (loss) from continuing operations attributable to Barnes & Noble, Inc.	$ (0.04)	$ (1.31)	$ 0.63	$ 1.46
Earnings (loss) from discontinued operations attributable to Barnes & Noble, Inc.	$ (0.01)			$ (0.17)
Net earnings (loss) attributable to Barnes & Noble, Inc.	$ (0.05)	$ (1.31)	$ 0.63	$ 1.29
Weighted average common shares outstanding
Basic	54,759	56,588	55,344	55,207
Diluted	54,759	56,588	56,153	56,529